                             LETTERHEAD AND LOGO OF
                     JEFFERSON PILOT FINANCIAL APPEARS HERE


                                                  May 4, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington DC 20549

     RE:  JPF Separate Account A
          File No. 333-44228

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

     (1) the form of the prospectus that would have been filed under paragraph
         (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment on Form N-6 to the Registration Statement on Form S-6; and

     (2) the text of the most recent Post-Effective Amendment was electronically filed on April 20, 2004.

If you have any questions, please call me at (603) 229-6140. Thank you.

                                                  Sincerely,

                                                  /s/Charlene Grant

                                                  Charlene Grant